UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	January 31, 2002

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER HOME PRODUCTS             COM              026609107     1350    22000 SH       SOLE                    21000              1000
AMSOUTH BANCORP                COM              032165102      248    13102 SH       SOLE                                      13102
ANADARKO PETE CORP COM         COM              032511107     1461    25700 SH       SOLE                    14000             11700
APACHE CORP                    COM              037411105      544    10900 SH       SOLE                                      10900
CHART INDUSTRIES               COM              16115Q100      940   400000 SH       SOLE                   400000
CHARTER ONE FINL INC COM       COM              160903100     1486    54731 SH       SOLE                                      54731
CHECKFREE CORP NEW             COM              162813109     9360   520000 SH       SOLE                   515000              5000
CHECKPOINT SYS INC             COM              162825103     4020   300000 SH       SOLE                   300000
CHEVRONTEXACO CORP COM         COM              166764100      764     8523 SH       SOLE                     8000               523
COLUMBIA SPORTSWEAR CO COM     COM              198516106      268     8050 SH       SOLE                                       8050
COMCAST CORP CL A SPL          COM              200300200      725    20150 SH       SOLE                                      20150
CONSECO                        COM              208464107    17032  3818800 SH       SOLE                  3600000            218800
CYTYC CORP COM                 COM              232946103      203     7775 SH       SOLE                                       7775
DEVON ENERGY CORP NEW COM      COM              25179M103      634    16400 SH       SOLE                     6000             10400
DU PONT E I DE NEM             COM              263534109     1530    36000 SH       SOLE                    35000              1000
DUKE POWER CO                  COM              264399106      271     6900 SH       SOLE                     6000               900
EL PASO CORP COM               COM              28336L109     2206    49450 SH       SOLE                    15000             34450
IMAX CORP                      COM              45245E109     1252   620000 SH       SOLE                   590000             30000
LIBERTY MEDIA CORP NEW COM SER COM              530718105      625    44650 SH       SOLE                                      44650
MERCURY GENERAL CORP           COM              589400100     2288    52400 SH       SOLE                                      52400
MILESTONE SCIENTIFIC COM       COM              59935P100      385   700000 SH       SOLE                   700000
NATIONAL-OILWELL INC COM       COM              637071101      589    28600 SH       SOLE                                      28600
NETBANK INC COM                COM              640933107      991    94600 SH       SOLE                    94600
NOBEL LEARNING COMMUNITIES INC COM              654889104      248    40000 SH       SOLE                    40000
PHILLIPS PETE CO COM           COM              718507106      566     9400 SH       SOLE                     9000               400
SCHERING PLOUGH CORP           COM              806605101      541    15100 SH       SOLE                                      15100
TARGET CORP COM                COM              87612E106      410    10000 SH       SOLE                                      10000
TELLABS, INC                   COM              879664100      161    10700 SH       SOLE                                      10700
TEXAS INSTRS INC COM           COM              882508104     1322    47200 SH       SOLE                    44200              3000
THERMOGENESIS CORP COM NEW     COM              883623209      241   100000 SH       SOLE                   100000
TIMBERLAND CO CL A             COM              887100105      293     7900 SH       SOLE                                       7900
UNOCAL CORP COM                COM              915289102      530    14700 SH       SOLE                                      14700
VERIZON COMMUNICATIONS COM     COM              92343V104      271     5700 SH       SOLE                                       5700
VISHAY INTERTECHNOLOGY         COM              928298108      788    40400 SH       SOLE                                      40400
WASTE MGMT INC DEL COM         COM              94106L109      383    12000 SH       SOLE                                      12000
WORLDCOM INC GA NEW            COM              55268b106      409    29034 SH       SOLE                                      29034